Pension schemes - Summary of net pension obligations and net pension assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension schemes
Net pension assets	£ 197	£ 186
Net pension obligation	(154)	(165)
Overall net pension balance	£ 43	£ 21